Offerings - Offering: 1	Mar. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,370,419,215.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 189,254.89
Offering Note	1. Title of each class of securities to which transaction applies: Common stock, par value $1.25 per share ("Enviri common stock"), of Enviri Corporation ("Enviri"), each share of which will be converted into one share of common stock, par value $1.25 per share, of CLEH, Inc ("CLEH common stock") pursuant to a holding company merger (the "Holding Company Merger") to be effected without a vote of holders of Enviri common stock pursuant to Section 251(g) of the Delaware General Corporation Law immediately prior to the consummation of the transaction. 2. Aggregate number of securities to which transaction applies: The maximum number of shares of Enviri common stock (and shares of CLEH common stock to be issued in the Holding Company Merger in respect of such shares of Enviri common stock) to which the transaction will apply is estimated to be 83,055,710 (the "Transaction Share Number"), based on: 2a. 81,449,498 issued and outstanding shares of Enviri common stock as of March 1, 2026; and 2b. 1,606,212 shares of Enviri common stock estimated to be issued in respect of the equity awards of Enviri outstanding as of March 1, 2026, all of which will be cancelled and settled for shares of Enviri common stock prior to the consummation of the Holding Company Merger. 3. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated as $1,370,419,215 equal to the product of the Transaction Share Number and $16.50, the maximum amount of merger consideration to be paid for each outstanding share of CLEH common stock in the transaction. 4. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Rule 0-11(c)(1) under the Exchange Act, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.